Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000012491
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	A Shares
Trading Symbol	AUXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A shares Class	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund breakdown was 86.2% domestic stocks, 8% foreign stocks and 5.8% short debt instruments.

Investments in the Industrials, Healthcare and Energy sectors contributed to performance. High spending on infrastructure to support artificial intelligence (AI) buildouts bolstered corporate earnings, specifically in the Industrials sector with companies like Corning and Caterpillar. Corning has grown to the third–largest holding in the Fund. The infrastructure buildout has also increased demand for skilled labor which boosted Lincoln Educational. Energy companies Chevron, Phillips 66 and Valero Energy benefited from several catalysts, including the supply shock due to the war in Iran and anticipation of high energy demands that future AI data centers will require. The Healthcare sector recovered from pricing uncertainties and has been aided by a rotation into defensive names to hedge against volatility in tech.

Investments in the Information Technology and Financials sectors were a drag on performance. Microsoft and Meta Platforms suffered from the narrative shifting from the initial excitement over new generative AI investments to questions over the long-term profitability and return on investment of expensive AI products. Alphabet was an outlier in this sector thanks to the durability of their Search and YouTube products that continue to deliver strong earnings.

 We continue to favor founder led companies with focus and grit who are on a mission to build quality products and services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	A Shares	S&P 500® Index	S&P 1000 Value TR
6/30/16	$9,425	$10,000	$10,003
9/30/16	$9,633	$10,385	$10,532
12/31/16	$9,835	$10,782	$11,648
3/31/17	$10,407	$11,436	$11,846
6/30/17	$10,771	$11,790	$11,939
9/30/17	$10,930	$12,318	$12,440
12/31/17	$11,547	$13,136	$13,055
3/31/18	$11,231	$13,037	$12,730
6/30/18	$11,490	$13,484	$13,541
9/30/18	$12,331	$14,524	$13,999
12/31/18	$11,045	$12,560	$11,465
3/31/19	$12,045	$14,275	$13,017
6/30/19	$12,272	$14,889	$13,291
9/30/19	$12,235	$15,142	$13,391
12/31/19	$13,239	$16,515	$14,400
3/31/20	$10,437	$13,279	$9,247
6/30/20	$11,846	$16,006	$11,228
9/30/20	$12,503	$17,436	$11,456
12/31/20	$13,993	$19,554	$14,890
3/31/21	$15,099	$20,761	$17,888
6/30/21	$15,826	$22,536	$18,649
9/30/21	$15,524	$22,667	$18,211
12/31/21	$16,747	$25,167	$19,465
3/31/22	$16,717	$24,009	$19,286
6/30/22	$15,181	$20,144	$16,729
9/30/22	$14,339	$19,160	$15,915
12/31/22	$15,937	$20,609	$17,868
3/31/23	$16,034	$22,154	$18,343
6/30/23	$16,664	$24,091	$19,030
9/30/23	$16,276	$23,302	$18,013
12/31/23	$17,432	$26,026	$20,596
3/31/24	$18,780	$28,774	$21,186
6/30/24	$18,416	$30,006	$20,354
9/30/24	$19,765	$31,773	$22,406
12/31/24	$19,342	$32,538	$22,746
3/31/25	$20,221	$31,148	$21,453
6/30/25	$20,702	$34,556	$22,171
9/30/25	$21,793	$37,364	$23,831
12/31/25	$22,210	$38,356	$24,428
3/31/26	$22,575	$36,694	$24,929
6/30/26	$24,541	$42,271	$28,227

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
A Shares (without sales charge)	18.55%	9.17%	10.04%
A Shares (with sales charge)	11.73%	7.89%	9.39%
S&P 500® Index	22.32%	13.41%	15.51%
S&P 1000 Value TR	26.56%	8.65%	10.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated performance can be found at https://auxierasset.com/performance-and-disclosure.
AssetsNet	$ 329,853,917
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,850,476
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$329,853,917
# of Portfolio Holdings	143
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,850,476

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Table Summary
Value	Value
Common Stock	93.5%
Preferred Stock	0.6%
Corporate Non-Convertible Bonds	0.6%
U.S. Government & Agency Obligations	4.2%
Money Market Fund	1.1%

Sector Weightings

(% of total investments)*

Table Summary
Value	Value
Financials	24.9%
Consumer Staples	18.8%
Health Care	17.1%
Industrials	11.1%
Consumer Discretionary	9.6%
Information Technology	9.4%
Energy	3.8%
Consumer Cyclical	2.7%
Materials	1.0%
Technology	0.7%
Basic Materials	0.4%
Communications	0.3%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)*

Table Summary
Corning, Inc.	6.44%
Philip Morris International, Inc.	4.90%
Alphabet, Inc., Class A	4.39%
The Bank of New York Mellon Corp.	3.66%
Mastercard, Inc., Class A	3.63%
Microsoft Corp.	3.57%
UnitedHealth Group, Inc.	3.51%
Bank of America Corp.	3.31%
The Kroger Co.	3.01%
Johnson & Johnson	2.98%

C000112762
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	Institutional
Trading Symbol	AUXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund breakdown was 86.2% domestic stocks, 8% foreign stocks and 5.8% short debt instruments.

Investments in the Industrials, Healthcare and Energy sectors contributed to performance. High spending on infrastructure to support artificial intelligence (AI) buildouts bolstered corporate earnings, specifically in the Industrials sector with companies like Corning and Caterpillar. Corning has grown to the third–largest holding in the Fund. The infrastructure buildout has also increased demand for skilled labor which boosted Lincoln Educational. Energy companies Chevron, Phillips 66 and Valero Energy benefited from several catalysts, including the supply shock due to the war in Iran and anticipation of high energy demands that future AI data centers will require. The Healthcare sector recovered from pricing uncertainties and has been aided by a rotation into defensive names to hedge against volatility in tech.

Investments in the Information Technology and Financials sectors were a drag on performance. Microsoft and Meta Platforms suffered from the narrative shifting from the initial excitement over new generative AI investments to questions over the long-term profitability and return on investment of expensive AI products. Alphabet was an outlier in this sector thanks to the durability of their Search and YouTube products that continue to deliver strong earnings.

 We continue to favor founder led companies with focus and grit who are on a mission to build quality products and services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional Shares	S&P 500® Index	S&P 1000 Value TR
6/30/16	$250,000	$250,000	$249,998
9/30/16	$255,636	$259,630	$263,209
12/31/16	$261,325	$269,559	$291,103
3/31/17	$276,765	$285,911	$296,065
6/30/17	$286,802	$294,740	$298,389
9/30/17	$291,434	$307,946	$310,907
12/31/17	$308,129	$328,408	$326,278
3/31/18	$300,124	$325,915	$318,147
6/30/18	$307,451	$337,106	$338,408
9/30/18	$330,245	$363,100	$349,871
12/31/18	$296,163	$314,009	$286,531
3/31/19	$323,336	$356,865	$325,314
6/30/19	$329,696	$372,224	$332,170
9/30/19	$329,118	$378,546	$334,676
12/31/19	$356,572	$412,880	$359,874
3/31/20	$281,521	$331,963	$231,104
6/30/20	$319,812	$400,160	$280,605
9/30/20	$337,886	$435,892	$286,298
12/31/20	$378,528	$488,845	$372,131
3/31/21	$408,936	$519,031	$447,064
6/30/21	$429,155	$563,402	$466,084
9/30/21	$421,318	$566,681	$455,120
12/31/21	$455,032	$629,169	$486,466
3/31/22	$454,871	$600,237	$482,000
6/30/22	$413,432	$503,592	$418,091
9/30/22	$390,945	$479,004	$397,739
12/31/22	$435,037	$515,221	$446,550
3/31/23	$438,178	$553,848	$458,429
6/30/23	$456,029	$602,266	$475,593
9/30/23	$445,781	$582,551	$450,175
12/31/23	$477,991	$650,661	$514,745
3/31/24	$515,582	$719,344	$529,493
6/30/24	$506,098	$750,159	$508,690
9/30/24	$543,689	$794,318	$559,978
12/31/24	$532,764	$813,454	$568,477
3/31/25	$557,515	$778,702	$536,155
6/30/25	$571,582	$863,911	$554,098
9/30/25	$602,209	$934,099	$595,580
12/31/25	$614,496	$958,900	$610,511
3/31/26	$625,293	$917,338	$623,022
6/30/26	$680,558	$1,056,779	$705,438

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Shares	19.06%	9.66%	10.53%
S&P 500® Index	22.32%	13.41%	15.51%
S&P 1000 Value TR	26.56%	8.65%	10.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 329,853,917
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,850,476
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$329,853,917
# of Portfolio Holdings	143
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,850,476

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Table Summary
Value	Value
Common Stock	93.5%
Preferred Stock	0.6%
Corporate Non-Convertible Bonds	0.6%
U.S. Government & Agency Obligations	4.2%
Money Market Fund	1.1%

Sector Weightings

(% of total investments)*

Table Summary
Value	Value
Financials	24.9%
Consumer Staples	18.8%
Health Care	17.1%
Industrials	11.1%
Consumer Discretionary	9.6%
Information Technology	9.4%
Energy	3.8%
Consumer Cyclical	2.7%
Materials	1.0%
Technology	0.7%
Basic Materials	0.4%
Communications	0.3%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)*

Table Summary
Corning, Inc.	6.44%
Philip Morris International, Inc.	4.90%
Alphabet, Inc., Class A	4.39%
The Bank of New York Mellon Corp.	3.66%
Mastercard, Inc., Class A	3.63%
Microsoft Corp.	3.57%
UnitedHealth Group, Inc.	3.51%
Bank of America Corp.	3.31%
The Kroger Co.	3.01%
Johnson & Johnson	2.98%

C000012493
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	Investor
Trading Symbol	AUXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$101	0.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund breakdown was 86.2% domestic stocks, 8% foreign stocks and 5.8% short debt instruments.

Investments in the Industrials, Healthcare and Energy sectors contributed to performance. High spending on infrastructure to support artificial intelligence (AI) buildouts bolstered corporate earnings, specifically in the Industrials sector with companies like Corning and Caterpillar. Corning has grown to the third–largest holding in the Fund. The infrastructure buildout has also increased demand for skilled labor which boosted Lincoln Educational. Energy companies Chevron, Phillips 66 and Valero Energy benefited from several catalysts, including the supply shock due to the war in Iran and anticipation of high energy demands that future AI data centers will require. The Healthcare sector recovered from pricing uncertainties and has been aided by a rotation into defensive names to hedge against volatility in tech.

Investments in the Information Technology and Financials sectors were a drag on performance. Microsoft and Meta Platforms suffered from the narrative shifting from the initial excitement over new generative AI investments to questions over the long-term profitability and return on investment of expensive AI products. Alphabet was an outlier in this sector thanks to the durability of their Search and YouTube products that continue to deliver strong earnings.

 We continue to favor founder led companies with focus and grit who are on a mission to build quality products and services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Investor Shares	S&P 500® Index	S&P 1000 Value TR
6/30/16	$10,000	$10,000	$10,003
9/30/16	$10,223	$10,385	$10,532
12/31/16	$10,442	$10,782	$11,648
3/31/17	$11,058	$11,436	$11,846
6/30/17	$11,455	$11,790	$11,939
9/30/17	$11,632	$12,318	$12,440
12/31/17	$12,292	$13,136	$13,055
3/31/18	$11,967	$13,037	$12,730
6/30/18	$12,253	$13,484	$13,541
9/30/18	$13,157	$14,524	$13,999
12/31/18	$11,793	$12,560	$11,465
3/31/19	$12,874	$14,275	$13,017
6/30/19	$13,121	$14,889	$13,291
9/30/19	$13,091	$15,142	$13,391
12/31/19	$14,175	$16,515	$14,400
3/31/20	$11,184	$13,279	$9,247
6/30/20	$12,705	$16,006	$11,228
9/30/20	$13,421	$17,436	$11,456
12/31/20	$15,030	$19,554	$14,890
3/31/21	$16,230	$20,761	$17,888
6/30/21	$17,027	$22,536	$18,649
9/30/21	$16,714	$22,667	$18,211
12/31/21	$18,041	$25,167	$19,465
3/31/22	$18,028	$24,009	$19,286
6/30/22	$16,386	$20,144	$16,729
9/30/22	$15,490	$19,160	$15,915
12/31/22	$17,227	$20,609	$17,868
3/31/23	$17,348	$22,154	$18,343
6/30/23	$18,049	$24,091	$19,030
9/30/23	$17,638	$23,302	$18,013
12/31/23	$18,906	$26,026	$20,596
3/31/24	$20,391	$28,774	$21,186
6/30/24	$20,004	$30,006	$20,354
9/30/24	$21,489	$31,773	$22,406
12/31/24	$21,046	$32,538	$22,746
3/31/25	$22,021	$31,148	$21,453
6/30/25	$22,566	$34,556	$22,171
9/30/25	$23,773	$37,364	$23,831
12/31/25	$24,249	$38,356	$24,428
3/31/26	$24,668	$36,694	$24,929
6/30/26	$26,845	$42,271	$28,227

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Investor Shares	18.96%	9.53%	10.38%
S&P 500® Index	22.32%	13.41%	15.51%
S&P 1000 Value TR	26.56%	8.65%	10.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated performance can be found at https://auxierasset.com/performance-and-disclosure.
AssetsNet	$ 329,853,917
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 1,850,476
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$329,853,917
# of Portfolio Holdings	143
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,850,476

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Table Summary
Value	Value
Common Stock	93.5%
Preferred Stock	0.6%
Corporate Non-Convertible Bonds	0.6%
U.S. Government & Agency Obligations	4.2%
Money Market Fund	1.1%

Sector Weightings

(% of total investments)*

Table Summary
Value	Value
Financials	24.9%
Consumer Staples	18.8%
Health Care	17.1%
Industrials	11.1%
Consumer Discretionary	9.6%
Information Technology	9.4%
Energy	3.8%
Consumer Cyclical	2.7%
Materials	1.0%
Technology	0.7%
Basic Materials	0.4%
Communications	0.3%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)*

Table Summary
Corning, Inc.	6.44%
Philip Morris International, Inc.	4.90%
Alphabet, Inc., Class A	4.39%
The Bank of New York Mellon Corp.	3.66%
Mastercard, Inc., Class A	3.63%
Microsoft Corp.	3.57%
UnitedHealth Group, Inc.	3.51%
Bank of America Corp.	3.31%
The Kroger Co.	3.01%
Johnson & Johnson	2.98%